A, B, C, Select Shares | JPMorgan Market Expansion Enhanced Index Fund
JPMorgan Market Expansion Enhanced Index Fund Class/Ticker: A/OMEAX; B/OMEBX; C/OMECX; Select/PGMIX
What is the goal of the Fund?
The Fund seeks to provide investment results that correspond to or incrementally exceed the total return performance of an index that tracks the performance of the small- and mid-capitalization equity markets.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 82 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees A, B, C, Select Shares JPMorgan Market Expansion Enhanced Index Fund	Class A		Class B	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%		none	none	none
Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	none	[1]	5.00%	1.00%	none
[1]	(under $1 million)

“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used the calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A, B, C, Select Shares JPMorgan Market Expansion Enhanced Index Fund		Class A	Class B	Class C	Select Class
Management Fees		0.25%	0.25%	0.25%	0.25%
Distribution (Rule 12b-1) Fees		0.25%	0.75%	0.75%	none
Other Expenses		0.42%	0.46%	0.45%	0.36%
Shareholder Service Fees		0.25%	0.25%	0.25%	0.25%
Remainder of Other Expenses	[1]	0.17%	0.21%	0.20%	0.11%
Acquired Fund Fees and Expenses		0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses		0.98%	1.52%	1.51%	0.67%
Fee Waivers and Expense Reimbursements	[2]	(0.23%)	(0.07%)	(0.06%)	(0.17%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	0.75%	1.45%	1.45%	0.50%
[1]	"Remainder of Other Expenses" have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.69%, 1.39%, 1.39% and 0.44%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example A, B, C, Select Shares JPMorgan Market Expansion Enhanced Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	598	799	1,017	1,643
CLASS B SHARES	648	773	1,022	1,661
CLASS C SHARES	248	471	818	1,796
SELECT CLASS SHARES	51	197	356	818

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption A, B, C, Select Shares JPMorgan Market Expansion Enhanced Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	598	799	1,017	1,643
CLASS B SHARES	148	473	822	1,661
CLASS C SHARES	148	471	818	1,796
SELECT CLASS SHARES	51	197	356	818

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
What are the Fund’s main investment strategies?
Under normal circumstances, the Fund will hold at least 80% of its Assets in stocks in the S&P 1000 Index[1]. “Assets” means net assets, plus the amount of borrowings for investment purposes. The S&P 1000 Index is an index which includes stocks of small- and mid-capitalization companies. These securities trade on national exchanges, as well as over-the-counter as part of the National Market System. Because the Fund uses an enhanced index strategy, not all of the stocks in the S&P 1000 Index are included in the Fund, and the Fund’s position in an individual stock may be overweighted or underweighted when compared to the index. In addition, the Fund may modestly overweight or underweight the sectors and industries within the index. The Fund seeks returns that modestly exceed those of the S&P 1000 Index over the long term with a modest divergence to the benchmark. In implementing its main strategies, the Fund invests primarily in common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to gain or reduce exposure to its index, maintain liquidity and minimize transaction costs. In managing cash flows, the Fund buys futures contracts to invest incoming cash in the market or sells futures contracts in response to cash outflows, thereby gaining market exposure to the index while maintaining a cash balance for liquidity.

Investment Process: The Fund uses an enhanced index strategy that seeks to provide investment results that correspond to or incrementally exceed the total return performance of the S&P 1000 Index. In managing the Fund, the adviser employs a process that ranks S&P 1000 Index stocks based on its proprietary stock ranking system. The rankings are then reviewed and adjusted utilizing fundamental research conducted by the investment team to enhance accuracy and consistency within constraints on sector and industry weights and position sizes. The adjusted rankings are used to place stocks into portfolios. In general, stocks are purchased when they are among the top ranked within their sector. Stocks become candidates for sale when their ranking falls, when they appear unattractive or when the company is no longer included in the S&P 1000 Index.

1 “S&P 1000 Index,” is a registered service marks of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund. The S&P 1000 Index is a market capitalization weighted combination of the Standard & Poor’s SmallCap 600 and the Standard & Poor’s MidCap 400 Indexes.
The Fund’s Main Investment Risks

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Index Investing Risk. Because the Fund uses an enhanced index strategy, securities may be purchased, retained and sold by the Fund at times when a more actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not invested in such securities. There is also the risk that the Fund’s performance may not correlate with the performance of the index.

Smaller Cap Company Risk. Investments in mid cap and small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interest. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares that performance to the S&P 1000 Index and the Lipper Small-Cap Core Funds Index and Lipper Mid-Cap Core Funds Index, both of which are indexes based on the total returns of certain small cap and mid cap mutual funds within small cap and mid cap fund categories, respectively, as determined by Lipper. Unlike the other index, the Lipper indexes include the expenses of the mutual funds included in the indexes. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	20.48%
Worst Quarter	4th quarter, 2008	–25.97%
The Fund’s year-to-date total return through 9/30/14 was 2.18%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2013)
Average Annual Total Returns A, B, C, Select Shares JPMorgan Market Expansion Enhanced Index Fund	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES	36.29%	21.39%	10.16%
SELECT CLASS SHARES Return After Taxes on Distributions	33.15%	20.17%	8.82%
SELECT CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	22.66%	17.54%	8.24%
CLASS A SHARES	28.82%	19.81%	9.28%
CLASS B SHARES	30.15%	20.04%	9.24%
CLASS C SHARES	34.06%	20.24%	9.10%
S&P 1000 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	35.87%	21.70%	10.43%
LIPPER SMALL-CAP CORE FUNDS INDEX (Reflects No Deduction for Taxes)	36.13%	20.75%	9.33%
LIPPER MID-CAP CORE FUNDS INDEX (Reflects No Deduction for Taxes)	35.04%	20.68%	9.14%

After-tax returns are shown only for the Select Class Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.